COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other non-financial liabilities
Non financial liabilities	$ 16,273,876	$ 18,333,518
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	6,254,324	8,303,198
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	5,910,686	5,525,647
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities	183,730	284,774
Tax
Other non-financial liabilities
Non financial liabilities	3,459,913	2,720,659
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	403,441	1,350,639
Other
Other non-financial liabilities
Non financial liabilities	$ 61,782	$ 148,601